GOING CONCERN	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2: GOING CONCERN

The accompanying unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has generated net income of $194,203 and has used cash in operating activities of $1,791,748 for the six months ended December 31, 2021. At December 31, 2021, the Company had a working capital surplus of $11,402,820, and an accumulated deficit of $225,867,206. While these factors alone may raise doubt as to the Company’s ability to continue as a going concern, management believes the Company’s present and expected cash flows will enable it to meet its obligations for a period of twelve months from the date of this filing. The unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts nor to the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

In the event managements’ plans do not materialize, in order to meet the Company’s working capital needs through the next twelve months and to fund the growth of its nanotechnology, artificial intelligence, and machine learning technologies, as well as our EV charging initiatives, the Company may consider plans to raise additional funds through the issuance of equity or debt. Although the Company intends to obtain additional financing to meet its cash needs, the Company may be unable to secure any additional financing on terms that are favorable or acceptable to it, if at all. The Company’s ability to raise additional capital may also be impacted by the recent COVID-19 pandemic, which such ability is highly uncertain, cannot be predicted, and could have an adverse effect on the Company’s business and financial condition.

NOTE 2: GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has generated net income of $1,666,011 and incurred a net loss of $14,093,567 and has used cash in operating activities of $1,520,703 and $1,344,033 for the years ended June 30, 2021 and 2020, respectively. At June 30, 2021, the Company had a working capital surplus of $9,755,907, and an accumulated deficit of $226,061,409. While these factors alone may raise doubt as to the Company’s ability to continue as a going concern, management believes the Company’s present and expected cash flows will enable it to meet its obligations for a period of twelve months from the date of this filing. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts nor to the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

In the event managements’ plans do not materialize, in order to meet the Company’s working capital needs through the next twelve months and to fund the growth of its nanotechnology, artificial intelligence, and machine learning technologies, as well as our 5G and EV charging initiatives, the Company may consider plans to raise additional funds through the issuance of equity or debt. Although the Company intends to obtain additional financing to meet its cash needs, the Company may be unable to secure any additional financing on terms that are favorable or acceptable to it, if at all. The Company’s ability to raise additional capital may also be impacted by the recent COVID-19 pandemic, which such ability is highly uncertain, cannot be predicted, and could have an adverse effect on the Company’s business and financial condition.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the Years Ended June 30, 2021 and 2020